Offsets	Nov. 04, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Initial Filing Date	May 22, 2025
Fee Offset Claimed	$ 229,241.52
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	10.00% Series A Perpetual Strife Preferred Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,497,331,939.91
Offset Note	On May 22, 2025, the registrant filed a prospectus supplement, as amended by a prospectus supplement dated July 7, 2025, with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its STRF Stock that was able to be issued and sold from time to time under a Sales Agreement, dated May 22, 2025, as amended July 7, 2025 between the registrant and some of its agents, with the sales agents named therein (the "Prior Sales Agreement", and such offering, the "Prior ATM Offering"). The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $440,032,473.12 of shares of STRF Stock under the Prior ATM Offering and the balance of $1,659,967,526.88 (the "Unsold STRF Stock") of the $2,100,000,000 of shares of STRF Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination. The registrant previously paid a filing fee of $254,141.03 with respect to a portion of the Unsold STRF Stock, which is being applied to the registration of shares of STRF Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.
Termination / Withdrawal Statement	The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $440,032,473.12 of shares of STRF Stock under the Prior ATM Offering and the balance of $1,659,967,526.88 (the "Unsold STRF Stock") of the $2,100,000,000 of shares of STRF Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Strategy Inc
Form or Filing Type	S-3
File Number	333-284510
Filing Date	May 22, 2025
Fee Paid with Fee Offset Source	$ 321,510.00
Offset Note	On May 22, 2025, the registrant filed a prospectus supplement, as amended by a prospectus supplement dated July 7, 2025, with the Securities and Exchange Commission under the Registration Statement relating to the offering of shares of its STRF Stock that was able to be issued and sold from time to time under a Sales Agreement, dated May 22, 2025, as amended July 7, 2025 between the registrant and some of its agents, with the sales agents named therein (the "Prior Sales Agreement", and such offering, the "Prior ATM Offering"). The Prior Sales Agreement and the Prior ATM Offering were terminated effective as of November 4, 2025. Prior to such termination, the registrant had sold $440,032,473.12 of shares of STRF Stock under the Prior ATM Offering and the balance of $1,659,967,526.88 (the "Unsold STRF Stock") of the $2,100,000,000 of shares of STRF Stock registered for offer and sale in the Prior ATM Offering remained unsold at the termination. The registrant previously paid a filing fee of $254,141.03 with respect to a portion of the Unsold STRF Stock, which is being applied to the registration of shares of STRF Stock pursuant to this prospectus supplement annex in accordance with Rule 457(p) under the Securities Act.